Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended
	May 08, 2019	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
OTG Latin America ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			OTG Latin America ETF
Accumulated Value	$ 10,000	$ 5,910		$ 8,282	$ 9,699	$ 8,842	$ 10,783	$ 9,905	$ 13,455
MSCI ACWI ex USA Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Net Total Return Index
Accumulated Value	$ 10,000	$ 8,398		$ 12,548	$ 12,362	$ 11,735	$ 13,291	$ 14,100	$ 17,613